BUSINESS, BASIS OF PRESENTATION, AND ACCOUNTING POLICIES (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Jan. 03, 2014 countries employees		Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Jan. 03, 2014 segments countries employees	Dec. 28, 2012	Dec. 30, 2011		Dec. 31, 2010
Cash and cash equivalents (Textuals) [Abstract]
Restricted cash and cash equivalents	$ 12.8								$ 17.1				$ 12.8	$ 17.1
Change in accounting estimate [Line Items]
Revenues	2,660.7		2,735.5		2,792.0		2,802.5		2,972.7	2,947.6	2,690.7	2,361.5	10,990.7	10,972.5	9,545.0
Organization, consolidation and presentation of financial statements, as shown (Textuals) [Abstract]
Entity number of employees	50,000.0000												50,000.0000
Number of countries in which entity operates	50												50
Number of operating segments													4
Consolidated Balance Sheet Data [Abstract]
Goodwill	3,695.6								3,721.6				3,695.6	3,721.6	3,247.5	[1]
Total assets	8,718.0								9,261.0				8,718.0	9,261.0
Deferred tax liabilities	444.2								379.9				444.2	379.9
Total liabilities	4,491.0								5,075.1				4,491.0	5,075.1
Retained earnings	1,830.7								1,647.3				1,830.7	1,647.3
Total URS stockholders' equity	4,081.2								4,044.0				4,081.2	4,044.0
Total stockholders' equity	4,227.0								4,185.9				4,227.0	4,185.9	3,907.3		4,201.0
Total liabilities and stockholders' equity	8,718.0								9,261.0				8,718.0	9,261.0
Consolidated Statements of Operations Data [Abstract]
Goodwill impairment															(351.3)
Operating income (loss)	113.5		179.3		145.4		152.6		171.4	203.6	149.5	161.4	590.8	685.9	251.1
Income (loss) before income taxes													497.0	615.7	229.0
Income tax benefit (expense)	(44.3)	[2]	(42.3)	[2]	(38.9)	[2]	(42.2)	[2]	(34.7)	(66.1)	(40.5)	(48.6)	(167.7)	(189.9)	(143.4)
Net income (loss) including noncontrolling interests	45.4		115.4		81.7		86.8		113.4	127.8	79.1	105.5	329.3	425.8	85.6
Noncontrolling interests in income of consolidated subsidiaries	(26.2)		(26.6)		(14.4)		(14.9)		(42.8)	(21.1)	(25.5)	(25.8)	(82.1)	(115.2)	(128.5)
Net income (loss) attributable to URS	19.2		88.8		67.3		71.9		70.6	106.7	53.6	79.7	247.2	310.6	(42.9)
Effective income tax rate %													33.70%	30.80%	62.60%
Basic earnings (loss) per share	$ 0.26		$ 1.21		$ 0.91		$ 0.97		$ 0.95	$ 1.43	$ 0.72	$ 1.08	$ 3.35	$ 4.18	$ (0.56)
Diluted earnings (loss) per share	$ 0.26		$ 1.20		$ 0.91		$ 0.96		$ 0.95	$ 1.43	$ 0.72	$ 1.07	$ 3.31	$ 4.17	$ (0.56)
Consolidated Statements of Comprehensive Income Data [Abstract]
Net income (loss) including noncontrolling interests	45.4		115.4		81.7		86.8		113.4	127.8	79.1	105.5	329.3	425.8	85.6
Comprehensive income (loss)													242.2	423.4	11.7
Comprehensive income (loss) attributable to URS													160.1	308.2	(116.8)
Consolidated Statements of Changes in Stockholders Equity Data [Abstract]
Ending Balances	4,227.0								4,185.9				4,227.0	4,185.9	3,907.3		4,201.0
Consolidated Statements of Cash Flows Data [Abstract]
Net income (loss) including noncontrolling interests	45.4		115.4		81.7		86.8		113.4	127.8	79.1	105.5	329.3	425.8	85.6
Goodwill impairment															351.3
Deferred income taxes													73.0	(16.6)	28.3
Accounts payable, accrued salaries and employee benefits, and other current liabilities													(219.5)	(13.7)	(40.5)
Other long-term liabilities													7.1	(10.6)	13.0
Segment reporting disclosure of entities reportable segments [Abstract]
Operating income (loss)	113.5		179.3		145.4		152.6		171.4	203.6	149.5	161.4	590.8	685.9	251.1
Goodwill impairment loss after tax															309.4
Civil Construction and Mining Group [Member]
Consolidated Balance Sheet Data [Abstract]
Goodwill	293.9								293.9				293.9	293.9	293.9	[1]
Industrial/Process Group [Member]
Consolidated Balance Sheet Data [Abstract]
Goodwill	249.7								252.9				249.7	252.9	189.3	[1]
Power Group [Member]
Consolidated Balance Sheet Data [Abstract]
Goodwill	735.1								735.1				735.1	735.1	735.1	[1]
Retained Earnings
Consolidated Balance Sheet Data [Abstract]
Total stockholders' equity	1,830.7								1,647.3				1,830.7	1,647.3	1,398.1		1,441.0
Consolidated Statements of Operations Data [Abstract]
Net income (loss) including noncontrolling interests													247.2	310.6	(42.9)
Consolidated Statements of Comprehensive Income Data [Abstract]
Net income (loss) including noncontrolling interests													247.2	310.6	(42.9)
Consolidated Statements of Changes in Stockholders Equity Data [Abstract]
Ending Balances	1,830.7								1,647.3				1,830.7	1,647.3	1,398.1		1,441.0
Consolidated Statements of Cash Flows Data [Abstract]
Net income (loss) including noncontrolling interests													247.2	310.6	(42.9)
Total URS Stockholders' Equity
Consolidated Balance Sheet Data [Abstract]
Total stockholders' equity	4,081.2								4,044.0				4,081.2	4,044.0	3,800.1		4,117.2
Consolidated Statements of Operations Data [Abstract]
Net income (loss) including noncontrolling interests													247.2	310.6	(42.9)
Consolidated Statements of Comprehensive Income Data [Abstract]
Net income (loss) including noncontrolling interests													247.2	310.6	(42.9)
Consolidated Statements of Changes in Stockholders Equity Data [Abstract]
Ending Balances	4,081.2								4,044.0				4,081.2	4,044.0	3,800.1		4,117.2
Consolidated Statements of Cash Flows Data [Abstract]
Net income (loss) including noncontrolling interests													247.2	310.6	(42.9)
Performance-based Incentive Fees [Member]
Change in accounting estimate [Line Items]
Revenues													31.1		24.8
Impact on operating income													31.1		24.8
Impact on net income													18.7		14.9
Impact on EPS													$ 0.25		$ 0.19
Programmatic Schedule Incentive Fees [Member]
Change in accounting estimate [Line Items]
Revenues														40.0
Impact on operating income														40.0
Impact on net income														$ 24.0
Impact on EPS														$ 0.32

[1]	Balances as of December 30, 2011 reflect the realignment of our business as further described in Note 16, “Segment and Related Information.” Of the goodwill, $565.4 million related to our Global Management and Operations Services Group was transferred from the Energy & Construction Division to the Federal Services Division.
[2]	During the fourth quarter of 2013, we recorded income tax expense of $10.0 million related to prior quarters. This included U.S. tax on the sale of Canadian properties of $6.4 million and dividends from a Canadian joint venture of $3.6 million. This amount recorded in the fourth quarter was not material to prior quarters and, accordingly, the prior quarters have not been revised. On an after-tax basis, these items resulted in decreases to net income and diluted EPS of $10.0 million and $0.15, respectively.